UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08465

Camco Investors Fund

(Exact name of registrant as specified in charter)

30 East Main Street

Berryville, VA 22611

(Address of principal executive offices)

(Zip code)

Dennis Connor

30 East Main Street

Berryville, VA 22611

(Name and address of agent for service)

Registrant's telephone number, including area code: 540-955-9914

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

CAMCO INVESTORS FUND

June 30, 2005

(Unaudited)

Camco Investors Fund

30 East Main Street

Berryville, VA  22611

1-800-727-1007

Fund symbol:  CAMCX

Website:  www.camcofunds.com

This report is provided for the general information of the Camco Investors Fund shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund and expenses.  Please read it carefully before you invest.

Dear Camco Investors Fund Shareholder,

For the six months ended June 30th 2005, our Fund’s net asset value fell from $11.69 to $11.29, representing a -3.42 percent decline.  Comparable figures for the Standard & Poor's Index of 500 Stocks and the Dow Jones Industrial Average were -1.70 percent and -4.71 percent, respectively. Since the Board of Directors reopened our Fund on August 2, 2004 through June 30, 2005 our Fund has gained 14.59 percent compared to a gain of 7.65 percent of the Standard & Poor’s 500 Stock Index and 0.94 percent for the Dow Jones Industrial Average.

 Equity markets were generally weak, especially in the first quarter, as investors tried to make sense of rising energy costs and rising short term interest rates.

The second quarter came to a close with the economy recording gains in retail sales, modest improvements in employment and strong growth in orders, primarily reported by homebuilders.  Contrary to the current concerns about a housing “bubble”, we believe there are indications that the strong demand for housing is extending into the mid-west which had trailed the rest of the country.  We feel that all indications are that strong housing prices will continue to fuel realized capital gains leading to a continuation of strong consumer spending for the rest of the year.

For the period under review, our Fund was helped by strong performances by KB Homes, Chesapeake Energy and Kinder Morgan.  Performance was hurt by negative returns from Doral Financial, which is undergoing a financial restatement, UT Starcom and Harmonic which had results far short of expectations and Dura Automotive Preferred, which felt the effects of poor results from the major automotive manufacturers.

Highlighted portfolio changes for this time period were purchases of Claires Stores, Ivax, Crescent Realty, Omincell, Novell and Friedman Billings Ramsey.  Each of the new stocks was purchased based upon what we felt were excellent current valuations combined with insider buying.  Tsakos Energy Navigation was purchased based upon current valuation, a large dividend increase and continued stock share repurchases.

Key sales during the half included Nvidia, Wind River and Internet Security Systems, each providing returns greater than 50 percent.  ConAgra, Newell, Maytag and Sara Lee were all sold for more modest gains after exhibiting fundamental weakness.  Harmonic, UT Starcom, Pep Boys and Dura Automotive Preferred were poor performers and were also sold during this time period.

As we look ahead to the rest of 2005 and beyond, we will remain very selective in our investments.  We continue to look for companies that exhibit excellent current valuations coupled with management lining up with the interests of shareholders as demonstrated by insider stock purchases and/or stock share buybacks.  As always, investments will be carefully examined to screen out companies that are principally involved in tobacco, alcoholic beverages, gambling, pornography or abortion. We appreciate the trust you have placed with us.

Sincerely,

/s/Dennis M. Connor

/s/Eric “Rick” Weitz

President

Portfolio Manager

CAMCO INVESTORS FUND

PORTFOLIO ANALYSIS

JUNE 30, 2005 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Cash Equivalents
9.76%
Basic Materials
8.80%
Consumer Goods
8.38%
Financial
26.74%
Healthcare
6.27%
Industrial Goods
6.60%
Services
17.11%
Technology
16.34%

	CAMCO INVESTORS FUND
	Schedule of Investments
	June 30, 2005 (Unaudited)

Shares		Value

COMMON STOCKS

Bottled & Canned Soft Drinks - 2.16%
3,400	Coca Cola Co.	$ 141,950

Crude Petroleum & Natural Gas - 4.15%
12,000	Chesapeake Energy Corp.	273,600

Deep Sea Foreign Transportation - 3.12%
5,300	Tsakos Energy Navigation Ltd.	205,481

Drawing & Insulating of Nonferrous Wire - 2.32%
12,000	Andrew Corp. *	153,120

Electronic Computers - 3.74%
28,000	Omnicell, Inc.	246,400

Finance Services - 1.39%
3,150	Allied Capital Corp.	91,697

General Building Contractors - 4.40%
3,800	KB Home	289,674

Household Furniture - 2.59%
7,950	Select Comfort Corp. *	170,369

In Vitro & In Vivo Diagnostic - 1.38%
14,025	Trinity Biotech PLC *	91,163

Industrial Organic Chemicals - 1.24%
3,950	Sensient Technologies Corp.	81,410

Measuring & Controlling Devices, NEC - 0.95%
10,000	Input Output, Inc.	62,800

Mortgage Bankers & Loan Correspondents - 1.88%
7,500	Doral Financial Corp.	124,050

Motor Vehicle Parts & Accessories - 1.63%
2,000	Borg Warner, Inc.	107,340

National Commercial Banks - 4.75%
7,500	Commerce Bancorp	227,325
2,575	Keycorp	85,361
		312,686
Natural Gas Transmission - 3.34%
4,325	Kinder Morgan Energy Partners LP	220,229

Pharmaceutical Preparations - 4.84%
8,500	Ivax Corp.	$ 182,750
4,275	Par Pharmaceutical Companies, Inc.*	135,987
		318,737
Printed Circuit Boards - 2.66%
13,275	Flextronics International Ltd. *	175,363

Radio & TV Broadcasting - 2.33%
2,000	L-3 Communications Holdings, Inc.	153,160

Retail-Apparel & Accessory Stores - 3.10%
8,500	Claire's Stores Inc.	204,425

Retail- Auto Dealers & Gasoline - 2.79%
6,900	Carmax, Inc. *	183,885

Retail- Lumber & Other Building Materials - 3.73%
4,225	Lowe's Companies, Inc.	245,980

Retail Variety Stores - 2.20%
3,000	Wal Mart Stores, Inc.	144,600

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.15%
3,625	Raytheon Co.	141,810

Security & Commodity Brokers, Dealers, Exchanges & Services - 4.52%
3,425	Edwards, A.G., Inc.	154,639
10,000	Freidman, Billings and Ramsey Group, Inc.	143,000
		297,639
Services-Computer Processing - 1.26%
1,975	Automatic Data Processing, Inc.	82,891

Services-Prepackaged Software - 2.96%
3,500	Internet Security Systems, Inc. *	71,015
20,000	Novell, Inc.	124,000
		195,015
Trucking - 2.04%
7,000	Hunt JB Transport Services, Inc.	134,610

Wood Household Furniture - 1.95%
6,800	Bassett Furniture Industries, Inc.	128,248

TOTAL FOR COMMON STOCKS (Cost $4,530,042) - 78.45%		$ 4,978,329

Real Estate Investment Trusts - 10.03%
11,000	Crescent Real Estate Equities Co.	206,250
4,000	Equity One, Inc.	90,800
4,875	Highwoods Properties, Inc.	145,080
2,600	Saul Centers, Inc.	94,510
4,250	Thornburg Mortgage Asset Corp.	123,803
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $582,564)		660,443

Preferred Stock - 3.98%
2,250	Dominion Resources Preferred Class U	124,763
3,375	Fannie Mae Preferred Class M	137,532
TOTAL PREFERRED STOCK (Cost $263,437)		262,295

SHORT TERM INVESTMENTS - 9.69%

638,321	First American Treasury Obligations Fund Class A 2.39%**	638,321

TOTAL FOR SHORT TERM INVESTMENTS		638,321

TOTAL INVESTMENTS (Cost $6,014,364) - 99.28%		6,539,387

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.72%		47,150

NET ASSETS - 100.00%		$ 6,586,537

* Non-Income Producing Securities during the period.

** Variable Rate Security; The coupon rate shown represents the rate at June 30, 2005.

The accompanying notes are an integral part of the financial statements.

CAMCO INVESTORS FUND
Statement of Assets and Liabilities
June 30, 2005 (Unaudited)

Assets:
Investments, at Value	$ 6,539,387
(Cost $6,014,364)
Cash	5,000
Receivables:
Dividends and Interest	14,046
Recivable for Securities Sold	38,482
Total Assets	6,596,915
Liabilities:
Accrued Management Fees (Note 3)	10,378
Total Liabilities	10,378
Net Assets	$ 6,586,537

Net Assets Consist of:
Paid In Capital	6,459,314
Accumulated Undistributed Net Investment Income	16,434
Accumulated Realized Loss on Investments - Net	(414,234)
Net Unrealized Appreciation in Value of Investments	525,023
Net Assets	$ 6,586,537

Shares Outstanding	583,598

Net Asset Value Per Share	$ 11.29

The accompanying notes are an integral part of the financial statements.

CAMCO INVESTORS FUND
Statement of Operations
For the six months ended June 30, 2005 (Unaudited)

Investment Income:
Dividends	$ 68,540
Interest	6,616
Total Income	75,156
Expenses:
Advisory fees (Note 3)	58,722
Total Expenses	58,722

Net Investment Income	16,434
Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(79,050)
Net Change in Unrealized Appreciation on Investments	(116,661)
Net Realized and Unrealized Gain (Loss) on Investments	(195,711)

Net Decrease in Net Assets from Operations	$ (179,277)

The accompanying notes are an integral part of the financial statements.

CAMCO INVESTORS FUND
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the Year
	Ended	Ended
	6/30/2005	12/31/2004
Increase in Net Assets From Operations:
Net investment income	$ 16,434	$ 4,223
Net realized loss on investments	(79,050)	(4,665)
Unrealized appreciation (depreciation) on investments	(116,661)	641,685
Net increase in net assets resulting from operations	(179,277)	641,243

Distributions to Shareholders:	-	(4,419)

Capital Share Transactions:
Proceeds from shares sold	1,292,611	4,951,363
Reinvested dividends and distributions	-	4,250
Cost of shares redeemed	(152,671)	(3,692)
Net Increase from Shareholder Activity	1,139,940	4,951,921

Total increase	960,663	5,588,745

Net Assets:
Beginning of period	5,625,874	37,129

End of period	$ 6,586,537	$ 5,625,874

Share Transactions:
Shares sold	116,116	477,424
Shares issued on reinvestment of dividends	-	364
Shares redeemed	(13,737)	(333)
Net increase (decrease) in shares	102,379	477,455
Outstanding shares at beginning of period	481,219	3,764
Outstanding shares at end of period	583,598	481,219

The accompanying notes are an integral part of the financial statements.

CAMCO INVESTORS FUND
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months		For the year	For the year	For the year	For the year	For the year
	Ended		Ended	Ended	Ended	Ended	Ended
	6/30/2005*		12/31/2004*	12/31/2003*	12/31/2002*	12/31/2001	12/31/2000

Net Asset Value, at Beginning of Period	$ 11.69		$ 9.86	$ 9.82	$ 9.82	$ 10.44	$ 8.36
Income From Investment Operations:
Net Investment Income	0.03		0.03	0.04	0.00	0.40	0.43
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.43)		1.81	0.00	0.00	(0.59)	2.08
Total from Investment Operations	(0.40)		1.84	0.04	0.00	(0.19)	2.51

Distributions	0.00		(0.01)	0.00	0.00	(0.43)	(0.43)

Net Asset Value, at End of Period	$ 11.29		$ 11.69	$ 9.86	$ 9.82	$ 9.82	$ 10.44

Total Return	(3.42)%	**	18.66%	0.41%	0.00%	(1.85)%	29.99%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 6,587		$ 5,626	$ 37	$ 49	$ 3,268	$ 3,248
Ratio of Expenses to Average Net Assets	1.98%	***	1.98%	0.00%	1.88%	1.43%	1.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.55%	***	0.27%	0.54%	(0.72)%	4.14%	4.40%
Portfolio Turnover Rate	32.91%	***	5.57%	0.00%	0.00%	0.00%	18.20%

* A new investment adviser and investment objective was approved December 2, 2002. The actual investing under the new investment objectives was effective August 11, 2004.
** Not Annualized
*** Annualized

The accompanying notes are an integral part of the financial statements.

CAMCO INVESTORS FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2005

Note 1. Organization

The CAMCO Investors Fund (the "Fund"), is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.   The Fund is incorporated under the laws of the Commonwealth of Pennsylvania.

On December 4, 2002 the sole shareholder of the Fund, Bernard Klawans approved the name change of the Fund from The O’Higgins Fund, Inc. to CAMCO Investors Funds; a new investment advisor was approved, Cornerstone Asset Management, Inc. (“CAMCO”); and a change in the investment objectives of the Fund was approved. The Fund’s new investment objective is to seek capital appreciation.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.

Securities Transactions and Investment Income- Security transactions are recorded on the dates the transactions are entered into (the trade dates).  Realized gains and losses on security transactions are determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date.  Interest income is determined on the accrual basis.  Discount on fixed income securities is amortized.

Dividends and Distributions to Shareholders- The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Federal Income Taxes- It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income.  The Fund has complied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results may differ from those estimates.

Note 3. Transactions with Affiliates

Under the terms of the investment management agreement, CAMCO has agreed to provide the Fund with investment management services, and pay all operating expenses of the Fund except taxes, brokerage commissions, and one-time extraordinary expenses for an annual fee of 1.98 % on the value of the net assets. Other services that CAMCO may provide will be at no additional expense to the Fund.  For the six months ended June 30, 2005, CAMCO earned a fee of $58,722 from the Fund. At June 30, 2005 the Fund owed CAMCO $10,378.

The Fund places its portfolio transactions through Syndicated Capital, a broker dealer in which certain officers and directors of the Fund and officers, the control person, and directors of the Adviser are registered representatives. The officers and directors of the Fund and of the Adviser receive no compensation for such transactions.  For the six months ended June 30, 2005 the Fund paid Syndicated Capital brokerage commissions of $1,289 which constituted 100% of commissions paid by the Fund.

The Adviser paid directors fees of $396 for the six months ended June 30, 2005.

Note 4. Capital Stock

Paid in capital at June 30, 2005 was $6,459,914 representing 583,598 shares outstanding. The authorized capitalization of the Fund consists of 100,000,000 shares of common stock of $0.001 par value per share.

Note 5. Investment Transactions

For the six months ended June 30, 2005, purchases and sales of investment securities other than short-term investments aggregated $2,707,076 and $1,735,011, respectively.

Note 6. Tax Matters

For Federal income tax purposes, the cost of investments owned at June 30, 2005 was $6,014,364.

At June 30, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation
$719,591	($194,568)	$525,023

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Value
Undistributed ordinary income	$ 16,434
Capital loss carryforward	(335,642)
Current period capital loss	(79,050)
Unrealized appreciation	525,023
$ 126,765

At December 31, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $335,642, of which $79,520 expires in 2009, $251,457 expires in 2010, and $4,665 expires in 2012.

CAMCO INVESTORS FUND

EXPENSE EXAMPLE

JUNE 30, 2005 (UNAUDITED)

Expense Example

As a shareholder of the Camco Investors Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2005	June 30, 2005	January 1, 2005 to June 30, 2005

Actual	$1,000.00	$965.78	$9.65
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.98	$9.89

* Expenses are equal to the Fund's annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

CAMCO INVESTORS FUND

ADDITIONAL INFORMATION

JUNE 30, 2005

DIRECTORS AND OFFICERS

The following table provides information regarding each Director who is not an “interested person” of the Fund, as defined in the Investment Company Act of 1940.  All directors hold office for a term of one year and until their successors are duly elected and qualified.

Name,Address,Age	Position Held	Year first Elected	Principal Occupation Past 5 Years	Other Directorships Held
Keith P Newman 9110 Glen Brook Rd Fairfax VA 49	Director	12/4/2002	Realtor Remax Reston,VA	0
Malcolm R Uffelman 1808 Horseback Trail Vienna VA 68	Director	12/4/2002	Vice Pres. Contact, Inc., a communications company Winchester VA	0
Charles J Bailey 11620 Gambrill Rd Frederick MD 60	Director	12/4/2002	Regional Mgr Tollgrade, Inc., a communications company Frederick MD	0
Col. Richard Bruss 9507 Arnon Chapel Rd Great Falls VA 73	Director	12/4/2002	Retired USAF	0

The following table provides information regarding each Director who is an “interested person” of the Fund, as defined in the Investment Company Act of 1940, and each officer of the Fund.

Name,Address,Age	Position Held	Year first Elected	Principal Occupation Past 5 Years	Other Directorships Held
Dennis M. Connor 30 E. Main St Berryville, VA 47	President & Director	12/4/2002	Vice President CAMCO Berryville, VA	0
Mr. Paul Berghaus 30 E. Main Street Berryville, VA 63	Treasurer	12/4/2002	President CAMCO Berryville, VA	0
Mr. Eric Weitz 30 E. Main Street Berryville, VA 45	Secretary	12/4/2002	Vice President CAMCO Berryville, VA	0

CAMCO INVESTORS FUND

ADDITIONAL INFORMATION

JUNE 30, 2005

(CONTINUED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 878-5677 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (866) 878-5677 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-727-1007.

CONTROL AND OWNERSHIP OF SHARES

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2004, Pershing LLC, in aggregate, owned more than 86% of the Fund.

Board of Trustees

Dennis Connor

Richard Bruss

Charles Bailey

Malcom Uffelman

Keith Newman

Investment Adviser

Cornerstone Asset Management

30 East Main St.

Berryville, VA  22611

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Auditors

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Camco Investors Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of August 30, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Camco Investors Fund

By /s/ Dennis Connor

      Dennis Connor

      President

Date September 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Dennis Connor

      Dennis Connor

      President

Date September 2, 2005

By /s/Paul Berghaus

      Paul Berghaus

      Treasurer

Date September 2, 2005